LOSS PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2016 CNY (¥) ¥ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 CNY (¥) ¥ / shares shares	Sep. 30, 2014 CNY (¥) ¥ / shares shares
Net loss (numerator), basic and diluted	¥ (65,578)	$ (9,820)	¥ (13,808)	¥ (9,527)
Shares (denominator):
Common stock outstanding	22,873,541	22,873,541	22,813,541	22,743,853
Weighted average common stock outstanding used in computing basic and diluted income per share	22,858,541	22,858,541	22,794,791	22,743,853
Net loss per share-basic and diluted | ¥ / shares	¥ (2.87)		¥ (0.61)	¥ (0.42)